Revenue and government financing for research expenditures - Disclosure of Revenue from Collaboration and Licensing Agreements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 51,901	€ 49,580	€ 12,112	[1]
Proceeds from collaboration and licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	50,725	48,806	10,497
of which monalizumab agreement - AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	9,499	22,376	7,497
of which IPH5201 agreement - AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	4,677	0
of which preclinical molecules agreement - AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	17,400	0
of which Sanofi agreement 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	2,000	4,000	3,000
of which Sanofi agreement 2022 - ANKET IPH62 - Recognition of license initial payment and income related to the completion of work in line with the joint research program
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	18,873	0	0
of which Sanofi agreement 2022 - ANKET IPH67 -Recognition of license initial payment and income related to the option exercise
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	15,800	0	0
of which Takeda agreement 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	4,553	0	0
of which other agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	353	0
Invoicing of research and development costs (IPH5201)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	1,165	1,391	1,613
Exchange gains (loss) on collaboration agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	(627)	0
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 11	€ 10	€ 0

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.